Segmented information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 159,862	$ 279,366	$ 261,266	$ 445,499
Gross profit (loss)	(6,790)	86,715	(1,538)	150,180
Operating expenses	4,931,140	4,643,913	11,202,885	8,300,200
Current income tax	2,140		2,140
Deferred income tax recovery	(6,419)		(49,175)
Comprehensive loss	3,281,362	(2,616,215)	(17,348,503)	(5,020,189)
Inventory	1,062,919		1,062,919		$ 420,737
Plant and equipment	8,140,403		8,140,403		5,323,766
Electric Vehicles
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Gross profit (loss)	0	0	0	0
Operating expenses	4,851,399	4,543,843	11,010,624	8,128,254
Other items	(8,211,894)	(1,949,011)	6,188,326	(3,145,750)
Current income tax	2,140	0	2,140	0
Deferred income tax recovery	0	0	0	0
Comprehensive loss	(3,378,685)	2,594,832	17,176,503	4,982,504
Inventory	833,342		833,342		189,182
Plant and equipment	7,704,451		7,704,451		5,299,857
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenue	159,862	279,366	261,266	445,499
Gross profit (loss)	(6,790)	86,715	(1,538)	150,180
Operating expenses	79,741	100,070	192,261	171,946
Other items	(436)	8,028	2,789	15,919
Current income tax	0	0	0	0
Deferred income tax recovery	(6,419)	0	(49,175)	0
Comprehensive loss	79,676	$ 21,383	147,413	$ 67,685
Inventory	229,577		229,577		231,555
Plant and equipment	$ 435,952		$ 435,952		$ 23,909